Leases	6 Months Ended
Jun. 30, 2025
Leases
Leases

Note 11 – Leases

Classification related to operating and finance leases on the unaudited consolidated balance sheet consists of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Lease assets and liabilities
Operating lease assets, net	$37,981	$16,603
Finance lease assets, net	15,432	40,454

Operating lease liabilities – current	$24,437	$9,223
Operating lease liabilities – noncurrent	14,301	7,564
Operating lease liabilities – total	$38,738	$16,787

Finance lease liabilities – current	$11,979	$11,053
Finance lease liabilities – noncurrent	53,658	56,559
Finance lease liabilities – total	$65,637	$67,612

Components of lease cost, weighted average remaining lease terms and discount rates of operating and finance leases consist of the following:

	For the Six Months Ended	For the Years Ended
	June 30, 2025	December 31, 2024	December 31, 2023
	(Unaudited)	(Audited)	(Audited)
Lease expenses
Operating lease expenses – SG&A portion	$13,225	$21,874	$23,089
Finance lease expenses
Depreciation expense of leased assets	26,351	50,426	17,625
Interest expense of finance lease	$1,564	$3,420	$2,306

Other Information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows – operating leases	$12,683	$22,959	$23,039
Operating cash flows – finance leases	1,564	3,420	2,306
Financing cash flows – finance leases	$5,562	$10,216	$41,328

Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$31,350	$15,359	$-

Weighted average remaining lease term (in years)
Operating leases	1.51	1.01	1.00
Finance leases	4.91	5.41	3.25

Average discount rate
Operating leases	8.72%	7.74%	5.77%
Finance leases	4.67%	4.67%	4.63%

Future minimum payments under operating and finance leases consist of the following:

	Operating Leases	Finance Leases
Future minimum lease payments
Period ended June 30, 2026	$26,833	$14,758
Period ended June 30, 2027	14,695	14,758
Period ended June 30, 2028	-	14,758
Period ended June 30, 2029	-	14,758
Period ended June 30, 2030	-	14,346
Total	$41,528	$73,378
Less: Interest	(2,790)	(7,741)
Present value of lease liabilities	$38,738	$65,637

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023